SHORT TERM DEBT, NET OF DEBT DISCOUNT - Additional Information (Detail) (USD $)	6 Months Ended			6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Maximum [Member]	Jun. 30, 2014 Minimum [Member]	Dec. 31, 2013 One Affiliated Investor [Member]	Jun. 30, 2014 Three Accredited Investors [Member]	Dec. 31, 2013 Three Accredited Investors [Member]	Jun. 30, 2014 Series G Preferred Stock	Dec. 31, 2013 Notes Payble	Jun. 30, 2014 Convertible Note 15%	Jun. 30, 2014 Convertible Note 15% Accredited Investor
Short-term Debt [Line Items]
Debt outstanding						$ 2,000,000		$ 249,535		$ 465,872
Convertible preferred stock, shares issued upon conversion									1,336,918
Debt payable and Accrued interest	506,801
Troubled debt restructuring, debtor, current period, gain (loss) on restructuring, per share, net	$ 0.00
Proceeds from convertible debt											1,495,030
Proceeds from unsecured notes payable						2,000,000		249,535				1,495,030
Conversion price of note	$ 0.20	$ 0.20						$ 0.20
Debt discount	76,147	70,063	135,417								77,207
Issuance of common stock (in shares)											561,918
Proceeds From Sale Of Unsecured Convertible Notes Percentage				15.00%	12.00%
Debt Instrument, Fair Value Disclosure		1,096,487				232,500		223,548
Loss On Debt Modification Expense							25,987
Loss On Debt Restructuring							$ 0.00
Convertible Preferred Stock Value Issued Upon Conversion	$ 43,725